Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net (loss) income	$ (79,687)	$ 24,022	$ (31,730)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Provision for doubtful accounts	13,895	11,811	12,790
Depreciation, amortization and accretion	106,971	109,845	111,889
Equity-based compensation	5,637	4,041	5,856
(Gain) loss on disposal of assets and sale-leaseback transaction	(2,525)	(11,169)	1,346
Non-cash right-of-use asset lease expense	18,699
Non-cash interest expense, net	4,189	2,877	3,257
Settlement of cash flow hedges	(1,582)	(1,064)	(1,371)
Change in fair value of warrant liability	49	(1)	(6,361)
Debt modification and extinguishment costs			4,192
Non-cash loss from change in fair value on cash flow hedges	2,531	1,538	1,362
Unrealized loss on foreign exchange transactions	359	1,223	1,404
Deferred income taxes	15,293	(64,652)	(2,612)
Changes in operating assets and liabilities:
Accounts receivable	(4,716)	1,262	(10,292)
EIP receivables	(10,489)	(24,797)	(14,687)
Inventory	5,524	26,909	(25,783)
Prepaid expenses and other current assets	(4,776)	(5,268)	2,400
Other assets	(2,011)	(4,529)	(4,339)
Accounts payable	(8,942)	(8,133)	3,857
Operating lease liabilities	(16,784)
Other current liabilities and accrued expenses	(5,829)	(19,468)	26,564
Customer deposits and unearned revenue	5,070	1,224	(3,140)
Net cash provided by operating activities	40,876	45,671	74,602
Investing activities:
Purchase of property and equipment	(77,331)	(85,212)	(82,924)
Purchase of short-term investments	(9,986)		(10,935)
Proceeds from sale-leaseback transaction	5,814	70,586
Purchase of spectrum licenses and other additions to license costs		(30,693)	(714)
Maturities and sales of short-term investments		1,987	33,157
Other, net	(4,870)	(2,934)	(290)
Net cash used in investing activities	(86,373)	(46,266)	(61,706)
Financing activities:
Proceeds from debt	346,656	214,471	343,723
Payments of debt, including sale-leaseback and EIP receivables financing obligations	(275,075)	(201,480)	(338,769)
Proceeds from sale-leaseback financing obligation		18,945
Proceeds from EIP receivables financing obligation	12,558	17,452
Dividends to shareholders and noncontrolling interests	(11,680)	(8,437)	(7,573)
Payments of financed license obligation		(6,390)	(6,233)
Debt issuance, modification and extinguishment costs	(4,429)	(447)	(6,892)
Other, net	(220)	(143)	(150)
Net cash provided by (used in) financing activities	67,810	33,971	(15,894)
Net increase (decrease) in cash, cash equivalents and restricted cash	22,313	33,376	(2,998)
Cash, cash equivalents and restricted cash, beginning of period	78,462	44,456	47,778
Effect of exchange rate changes	1,750	630	(324)
Cash, cash equivalents and restricted cash, end of period	$ 102,525	$ 78,462	$ 44,456